CMA NEW JERSEY
MUNICIPAL MONEY FUND



Semi-Annual Report

September 30, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



CMA New Jersey
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                              11284 -- 9/97



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TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA New Jersey
Municipal Money Fund paid shareholders a net annualized yield of 2.99%*. As of September 30, 1997, the Fund's 7-day yield was 3.14%.

Investment Environment and Strategy
During the six-month period ended September 30, 1997, we maintained an average portfolio maturity in the 35-day--45-day range. The short-term municipal market experienced several periods of increased issuance, which strongly influenced the direction of short-term municipal rates and our investment strategy. During these periods, yields on variable rate demand products moved to very attractive levels as the market absorbed the additional issuance. The Fund benefited from these higher levels as we maintained significant holdings in the variable rate sector. We made several purchases in the short-term municipal note market, maintaining our holdings in this sector at 15%--20% of net assets. Diversification remained one of our priorities, and these purchases allowed us to increase the Fund's diversity while providing high credit quality and an attractive yield.

During the six-month period ended September 30, 1997, New Jersey Governor Christine Whitman signed a $16.8 billion budget for fiscal year 1998, a 5% increase as compared to the previous year's budget. At the center of the budget was a $2.8 billion long-term taxable municipal bond issue, the proceeds of which were used to fund the state's pension system. This withstood court challenges all the way up to the New Jersey State Supreme Court. The bonds were well received by the investment community and provided the state with an additional $600 million to help balance the 1998 budget. We anticipate that the state will enter the short-term municipal market in October 1997 with $800 million in tax-exempt commercial paper to meet its seasonal cash flow needs. Finally, short-term municipal issuance within New Jersey increased to $1.1 billion from $639.4 million during the six-month period ended March 31, 1997.

Looking ahead, in the upcoming months we expect municipal supply to once again influence short-term interest rates and our investment strategy. Several issuers, including New York City, the Commonwealth of Pennsylvania and the Commonwealth of Puerto Rico, are expected to access the market. The market's ability to digest this supply will be important in determining the direction of interest rates. We also expect technical factors associated with year-end broker/dealer inventory concerns and January money inflows to affect the shape of the short-term yield curve.

In Conclusion
We thank you for your continued interest in CMA New Jersey Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/STEVEN T. LEWIS
Steven T. Lewis
Vice President and Portfolio Manager

October 24, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.




CMA New Jersey Municipal Money Fund
Schedule of Investments as of September 30, 1997                                                                  (in Thousands)

                              Face                                                                                     Value
State                        Amount                              Issue                                               (Note 1a)

New Jersey --                $20,000     Atlantic City, New Jersey, BAN, UT, 4.25% due 11/11/1997                     $20,009
93.1%                          3,800     Atlantic County, New Jersey, Improvement Authority Revenue Bonds
                                         (Pooled Governmental Loan Program), ACES, 3.80% due 7/01/2026 (a)              3,800
                               9,000     Bernards Township, New Jersey, Sewage Authority, Sewer Revenue
                                         Refunding Bonds, 3.70% due 12/15/1997                                          9,000
                                         Camden County, New Jersey, Improvement Authority Revenue Bonds,
                                         VRDN (a):
                               2,950     (Jewish Community Center Project), 3.85% due 12/01/2010                        2,950
                              13,900     (Parkview Redevelopment Housing Project), AMT, 4.05% due 7/01/2026            13,900
                               4,620     Clifton, New Jersey, BAN, UT, 4.25% due 6/25/1998                              4,631
                              14,000     Eagle Tax-Exempt Trust, New Jersey State Housing and Mortgage Finance
                                         Agency, Series 97C-3002, 3.75% due 10/01/1997                                 14,000
                              16,500     Eagle Tax-Exempt Trust, New Jersey State Housing and Mortgage Finance
                                         Agency, VRDN, Series 94C-3001, 4.18% due 10/01/2015 (a)                       16,500
                              15,000     Elizabeth, New Jersey, BAN, UT, 4.75% due 1/09/1998                           15,027
                               6,450     Essex County, New Jersey, Improvement Authority Revenue Bonds (Pooled
                                         Governmental Loan Program), ACES, 4% due 7/01/2026 (a)                         6,450
                              13,260     Floating Rate Trust Certificates, VRDN, Series 1994-E, 4.05% due
                                         7/02/1999 (a)                                                                 13,260
                               8,000     Hudson County, New Jersey, Improvement Authority, Floating Rate Bonds
                                         (Essential Purpose Pooled Government), VRDN, 3.95% due 7/15/2026 (a)           8,000
                               8,575     Jersey City, New Jersey, GO, School Promissary Notes, UT, 4.125% due
                                         3/06/1998                                                                      8,589
                               2,107     Manalapan Township, New Jersey, BAN, UT, 4.25% due 10/15/1997                  2,107
                              19,600     Monmouth County, New Jersey, Improvement Authority Revenue Bonds
                                         (Pooled Government Loan Program), ACES, 3.75% due 8/01/2016 (a)               19,600
                               4,765     New Brunswick, New Jersey, BAN, 4% due 12/09/1997                              4,768
                                         New Jersey EDA, Dock Facility Revenue Refunding Bonds (Bayonne/IMTT
                                         Project), VRDN, Series A (a):
                               5,700     3.80% due 12/01/2027                                                           5,700
                              10,650     3.85% due 12/01/2027                                                          10,650
                                         New Jersey EDA, Economic Development Revenue Bonds, VRDN (a):
                                 525     (Astor Chocolate Corporation Project), AMT, 3.95% due 4/01/2002                  525
                               3,600     (Atlanta -- Danic Urban Renewal), 4% due 11/01/2007                            3,600
                               9,325     (Benedictine Abbey of Newark), 4.05% due 12/01/2019                            9,325
                               1,525     (Brach/Jersey Avenue Project), 4% due 5/01/2011                                1,525
                               1,250     (Catholic Community Services), 3.85% due 6/01/2025                             1,250
                               3,600     (Delta Plastics Corporation Project), 4.26% due 10/01/2006                     3,600
                               2,369     (Filtra Corporation Project), 3.95% due 8/01/2015                              2,369
                               1,700     (International Vitamin Corporation Project), AMT, 3.95% due 5/01/2003          1,700
                                 900     (Manhattan Bagel Company Inc. Project), AMT, 3.95% due 10/01/2005                900
                               1,700     (Office Court Associates Project), AMT, 3.95% due 4/01/2011                    1,700
                               1,740     (Park Lane Associates Project), AMT, 3.95% due 4/01/2010                       1,740
                               6,100     Refunding (Lawrenceville School Project), Series B, 4% due 7/01/2026           6,100
                               4,900     Refunding (Multi-Modal -- Church & Dwight), 4% due 12/01/2008                  4,900
                               2,198     Refunding (RJB Associates Project), 4.05% due 8/01/2008                        2,198
                               1,345     (Saint Peter's Preparatory School), 3.90% due 1/01/2010                        1,345
                                         New Jersey EDA, Exempt Facilities, CP:
                               2,600     (Chambers Cogeneration), AMT, 3.65% due 10/07/1997                             2,600
                               2,600     (Chambers Cogeneration), AMT, 3.65% due 10/09/1997                             2,600
                               2,300     (Chambers Cogeneration), AMT, 3.40% due 10/14/1997                             2,300
                               3,000     (Chambers Cogeneration), AMT, 3.45% due 10/17/1997                             3,000
                               2,100     (Keystone Project), 3.45% due 10/08/1997                                       2,100
                               2,500     (Keystone Project), 3.60% due 10/08/1997                                       2,500
                               2,500     (Keystone Project), 3.60% due 10/10/1997                                       2,500
                               2,800     (Keystone Project), 3.55% due 10/14/1997                                       2,800
                               1,500     (Keystone Project), 3.60% due 10/14/1997                                       1,500
                               2,100     (Keystone Project), 3.50% due 10/17/1997                                       2,100
                               2,600     (Keystone Project), 3.70% due 12/11/1997                                       2,600
                               1,600     New Jersey EDA, IDR (Plastic Suppliers Inc. Project), VRDN, AMT, 4.25%
                                         due 6/01/2006 (a)                                                              1,600
                                 700     New Jersey EDA, Industrial and Economic Development Revenue Bonds
                                         (Elizabeth Realty Urban Renewal Associates -- 1986 Project), VRDN, AMT,
                                         4.25% due 6/01/2000 (a)                                                          700
                                         New Jersey EDA, Natural Gas Facilities Revenue Bonds, VRDN (a)(c):
                              22,200     (NUI Corporation Project), AMT, Series A, 3.90% due 6/01/2026                 22,200
                                 400     (New Jersey Natural Gas Company Project), Series B, 3.90% due 8/01/2030          400
                                         New Jersey EDA, PCR, VRDN (a):
                               4,835     (General Motors Corp. Project), 3.90% due 10/01/2000                           4,835
                               7,450     (Merck & Company), Series A, 4.30% due 10/01/2004                              7,450
                               3,000     Refunding (Public Service Electric & Gas Company), Series A, 3.70% due
                                         9/01/2012 (b)                                                                  3,000
                               5,000     New Jersey EDA, Port Facility Revenue Bonds (Trailer Marine Crowle),
                                         VRDN, 3.55% due 2/01/2002 (a)                                                  5,000
                                         New Jersey EDA, Revenue Bonds, VRDN (a):
                               2,150     (Adam Spence Corporation Project), AMT, 4.05% due 9/01/2017                    2,150
                               1,130     (E.P. Henry Corp. Project), 3.95% due 3/01/2005                                1,130
                               1,075     (Economic Growth -- Greater Mercer County), AMT, Series A-1, 4.10%
                                         due 11/01/2016                                                                 1,075
                               4,140     (Economic Growth -- Greater Mercer County), AMT, Series E, 4.10%
                                         due 11/01/2006                                                                 4,140
                               3,570     (Economic Growth -- Greater Mercer County), AMT, Series H, 4.10%
                                         due 11/01/2016                                                                 3,570
                               1,300     (Economic Growth -- Greater Mercer County), Series F, 4% due
                                         11/01/2016                                                                     1,300
                               1,500     (Economic Growth -- Greater Mercer County), Series G, 4% due
                                         11/01/2016                                                                     1,500
                               2,900     (Economic Growth -- Paterson), AMT, Series A, 4.10% due 1/01/2016              2,900
                               2,000     (Economic Growth -- Paterson), AMT, Series B, 4.10% due 1/01/2005              2,000
                              12,400     (Hoffman-La Roche, Inc. Project), AMT, 3.50% due 11/01/2011                   12,400
                               1,000     (The Peddie School Project), 3.90% due 2/01/2026                               1,000
                               2,000     (The Peddie School Project), Series B, 3.90% due 2/01/2019                     2,000
                               3,500     New Jersey EDA, Thermal Energy Facilities Revenue Bonds (Thermal Energy
                                         Limited Partnership), AMT, 3.85% due 11/13/1997                                3,500
                                         New Jersey EDA, Water Facilities Revenue Bonds, VRDN, AMT (a):
                               3,100     (American Water Company, Inc. Project), Series B, 3.90% due 5/01/2032 (d)      3,100
                               6,800     (Elizabethtown Water Company Project), Series A, 3.75% due 6/01/2027 (c)       6,800
                               8,400     Refunding (United Water of New Jersey, Inc. Project), Series A,
                                         3.85% due 11/01/2026 (c)                                                       8,400
                               1,200     Refunding (United Water of New Jersey, Inc. Project), Series C,
                                         3.95% due 11/01/2025 (c)                                                       1,200
                              21,930     New Jersey Sports and Exposition Authority, State Contract, VRDN,
                                         Series C, 3.85% due 9/01/2024 (a)(b)                                          21,930
                               7,585     New Jersey State Educational Facilities Authority Revenue Bonds, FLOATS,
                                         Series SG-48, 4.20% due 7/01/2026 (a)(b)                                       7,585
                               2,000     New Jersey State Educational Facilities Authority Revenue Bonds (Higher
                                         Education Facilities Trust Fund), Series A, 5.125% due 9/01/1998 (c)           2,024
                               3,400     New Jersey State Higher Education Assistance Authority, Student Loan
                                         Revenue Bonds (New Jersey Class Loan Program), AMT, Series B, 3.90%
                                         due 6/01/1998 (b)                                                              3,400
                               1,535     New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
                                         Custodial Receipts, Series C-76, 3.70% due 10/01/1997                          1,535
                               1,000     New Jersey State, Refunding, GO, UT, Series E, 5% due 7/15/1998                1,009
                              40,200     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                                         VRDN, Series D, 3.55% due 1/01/2018 (a)(d)                                    40,200
                               8,000     Ocean County, New Jersey, BAN, UT, 4.25% due 6/19/1998                         8,029
                              18,028     Passaic County, New Jersey, BAN, UT, 4.25% due 6/16/1998                      18,064
                                         Port Authority of New York and New Jersey (Line of Credit), CP, AMT:
                               2,735     3.50% due 10/06/1997                                                           2,735
                               2,120     3.50% due 10/08/1997                                                           2,120
                               5,700     3.55% due 10/08/1997                                                           5,700
                               1,705     3.60% due 10/09/1997                                                           1,705
                               1,190     3.45% due 10/14/1997                                                           1,190
                               5,110     3.60% due 10/14/1997                                                           5,110
                               2,090     3.60% due 10/17/1997                                                           2,090
                               3,165     3.65% due 12/19/1997                                                           3,165
                              14,500     Port Authority of New York and New Jersey, Special Obligation Revenue
                                         Bonds, Floating Rate Receipts, AMT, Series SG-94, 4.20% due 12/01/2017
                                         (a)(b)                                                                        14,500
                                         Port Authority of New York and New Jersey, Special Obligation Revenue
                                         Bonds (Versatile Structure Obligation), VRDN (a):
                              49,000     Refunding, AMT, Series 1R, 4% due 8/01/2028                                   49,000
                               1,500     Series 2, 4% due 5/01/2019                                                     1,500
                                 400     Series 3, 3.95% due 6/01/2020                                                    400
                              44,500     Series 4, 4% due 4/01/2024                                                    44,500
                                         Salem County, New Jersey, Industrial Pollution Control Financing Authority
                                         Revenue Bonds, Series A:
                               7,300     (du Pont (E.I.) de Nemours & Co.), VRDN, 3.60% due 3/01/2012 (a)               7,300
                               4,200     (Philadelphia Electric), CP, 3.60% due 10/07/1997                              4,200
                                         Salem County, New Jersey, Pollution Control Financing Authority,
                                         PCR, Refunding, VRDN (a)(b):
                               5,500     (Atlantic City Electric Company), Series A, 3.75% due 4/15/2014                5,500
                               1,000     (Atlantic City Electric Company), Series B, 3.85% due 7/15/2017                1,000
                               4,000     (Public Service Electric & Gas Company), 4.05% due 4/01/2031                   4,000
                               2,200     Union County, New Jersey, Industrial Pollution Control Financing Authority,
                                         PCR, Refunding (Allied Signal Project), VRDN, 4.15% due 12/01/2020 (a)         2,200
                              17,800     Woodbridge Township, New Jersey, BAN, UT, 4.25% due 7/01/1998                 17,857

Puerto Rico --                           Puerto Rico Commonwealth, Government Development Bank, CP:
6.1%                           3,800     3.50% due 10/01/1997                                                           3,800
                               3,700     3.50% due 10/06/1997                                                           3,700
                               5,000     3.60% due 10/08/1997                                                           5,000
                               5,000     3.60% due 10/09/1997                                                           5,000
                               5,400     3.50% due 10/17/1997                                                           5,400
                               5,200     3.70% due 11/10/1997                                                           5,200
                               5,100     3.70% due 11/13/1997                                                           5,100
                               2,900     3.70% due 12/11/1997                                                           2,900
                               5,700     Refunding, VRDN, 3.70% due 12/01/2015 (a)                                      5,700
                                                                                                                   ----------
                                         Total Investments (Cost -- $673,016*) -- 99.2%                               673,016

                                         Other Assets Less Liabilities -- 0.8%                                          5,155
                                                                                                                   ----------

                                         Net Assets --100.0%                                                         $678,171
                                                                                                                   ==========

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1997.
(b) MBIA Insured.
(c) AMBAC Insured.
(d) FGIC Insured.
 *  Cost for Federal income tax purposes.



Portfolio Abbreviations for CMA New Jersey Municipal Money Fund

ACESSM Adjustable Convertible Extendable Securities
AMT    Alternative Minimum Tax (subject to)
BAN    Bond Anticipation Notes
CP     Commercial Paper
EDA    Economic Development Authority
FLOATS Floating Rate Securities
GO     General Obligation Bonds
IDR    Industrial Development Revenue Bonds
PCR    Pollution Control Revenue Bonds
UT     Unlimited Tax
VRDN   Variable Rate Demand Notes

See Notes to Financial Statements.






Cma New Jersey Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $673,016,145) (Note 1a)                                                  $673,016,145
Cash                                                                                                                    201,099
Receivables:
Interest                                                                                          $4,703,982
Securities sold                                                                                      780,000          5,483,982
                                                                                               -------------
Prepaid registration fees and other assets (Note 1d)                                                                     26,727
                                                                                                                  -------------
Total assets                                                                                                        678,727,953
                                                                                                                  -------------

Liabilities:
Payables:
Investment adviser (Note 2)                                                                          292,494
Distributor (Note 2)                                                                                 160,632            453,126
                                                                                               -------------
Accrued exenses and other liabilities                                                                                   104,010
                                                                                                                  -------------
Total liabilities                                                                                                       557,136
                                                                                                                  -------------

Net Assets                                                                                                         $678,170,817
                                                                                                                  =============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                                          $67,831,114
Paid-in capital in excess of par                                                                                    610,479,696
Accumulated realized capital losses -- net (Note 4)                                                                    (139,993)
                                                                                                                  -------------
Net Assets -- Equivalent to $1.00 per share based on 678,311,137 shares of
beneficial interest outstanding                                                                                    $678,170,817
                                                                                                                  =============

See Notes to Financial Statements.






Cma New Jersey Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                            $12,440,713

Expenses:
Investment advisory fees (Note 2)                                                                 $1,635,406
Distribution fees (Note 2)                                                                           417,252
Transfer agent fees (Note 2)                                                                          63,746
Accounting services (Note 2)                                                                          38,246
Registration fees (Note 1d)                                                                           33,041
Professional fees                                                                                     31,476
Custodian fees                                                                                        23,989
Printing and shareholder reports                                                                      13,335
Pricing fees                                                                                           6,132
Trustees' fees and expenses                                                                            2,931
Other                                                                                                  3,834
                                                                                               -------------
Total expenses                                                                                                        2,269,388
                                                                                                                  -------------
Investment income -- net                                                                                             10,171,325
Realized Loss on Investments -- Net (Note 1c)                                                                           (31,035)
                                                                                                                  -------------
Net Increase in Net Assets Resulting from Operations                                                                $10,140,290
                                                                                                                  =============

See Notes to Financial Statements.






Cma New Jersey Municipal Money Fund
Statements of Changes in Net Assets

                                                                                               For the Six            For the
                                                                                               Months Ended         Year Ended
                                                                                                 Sept. 30,           March 31,
Increase (Decrease) in Net Assets:                                                                 1997                1997

Operations:
Investment income -- net                                                                       $10,171,325          $17,125,404
Realized loss on investments -- net                                                                (31,035)             (47,138)
                                                                                           ---------------      ---------------
Net increase in net assets resulting from operations                                            10,140,290           17,078,266
                                                                                           ---------------      ---------------

Dividends to Shareholders (Note 1e):
Investment income -- net                                                                       (10,171,325)         (17,117,196)
                                                                                           ---------------      ---------------
Net decrease in net assets resulting from dividends to shareholders                            (10,171,325)         (17,117,196)
                                                                                           ---------------      ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                             1,334,465,179        2,177,998,397
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                             10,171,383           17,116,053
                                                                                           ---------------      ---------------
                                                                                             1,344,636,562        2,195,114,450
Cost of shares redeemed                                                                     (1,349,795,918)      (2,121,998,967)
                                                                                           ---------------      ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                           (5,159,356)          73,115,483
                                                                                           ---------------      ---------------

Net Assets:
Total increase (decrease) in net assets                                                         (5,190,391)          73,076,553
Beginning of period                                                                            683,361,208          610,284,655
                                                                                           ---------------      ---------------
End of period                                                                                 $678,170,817         $683,361,208
                                                                                           ===============      ===============

See Notes to Financial Statements.






Cma New Jersey Municipal Money Fund
Financial Highlights

The following per share data and ratios have been derived   For the Six
from information provided in the financial statements.      Months Ended
                                                              Sept. 30,              For the Year Ended March 31,
                                                                1997           1997          1996         1995          1994
Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:
Net asset value, beginning of period                             $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -----------   -----------   -----------   -----------   -----------
Investment income -- net                                           .02           .03           .03           .02           .02
                                                           -----------   -----------   -----------   -----------   -----------
Total from investment operations                                   .02           .03           .03           .02           .02
                                                           -----------   -----------   -----------   -----------   -----------
Less dividends from investment income -- net                      (.02)         (.03)         (.03)         (.02)         (.02)
                                                           -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                                   $1.00         $1.00         $1.00         $1.00         $1.00
                                                           ===========   ===========   ===========   ===========   ===========

Total Investment Return                                           2.99%*        2.83%         3.07%         2.52%         1.82%
                                                           ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets:
Expenses                                                           .67%*         .68%          .68%          .71%          .70%
                                                           ===========   ===========   ===========   ===========   ===========
Investment income -- net                                          2.99%*        2.78%         3.02%         2.51%         1.80%
                                                           ===========   ===========   ===========   ===========   ===========

Supplemental Data:
Net assets, end of period (in thousands)                      $678,171      $683,361      $610,285      $525,747      $441,846
                                                           ===========   ===========   ===========   ===========   ===========
* Annualized.

  See Notes to Financial Statements.




CMA New Jersey Municipal Money Fund
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New Jersey Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to share-holders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $109,000, of which $72,000 expires in 2003, $4,000 expires in 2004 and $33,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.



CMA NEW JERSEY MUNICIPAL MONEY FUND

Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillippo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account call (800) CMA-INFO [(800)
  262-4636].